Leases	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Leases [Abstract]
Leases

NOTE 7 – LEASES

As of December 31, 2023, and June 30, 2023, the Company has operating lease agreement for its office premises. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

Operating lease

The Company has entered into commercial operating leases for the use of office premises in Singapore. The lease has varying terms, escalation clauses and run for a period of three years with an option to renew the lease after that term.

When measuring lease liabilities for leases that were classified as operating leases as of December 31, 2023 and June 30, 2023, the Company discounted lease payments using its estimated borrowing rate of 5.25%.

Information pertaining to lease amounts recognized in financial statements is summarized as follows:

	December 31, 2023	June 30, 2023
Assets:
ROU asset	$135,304	$220,261
Liabilities:
Current:
Operating lease liabilities	$125,692	$173,045
Non-current
Operating lease liabilities	—	36,700
Total lease liabilities	$125,692	$209,745

Minimum lease payments for the Company’s operating lease liabilities were as follows for the twelve-month period ended December 31, 2023:

Operating leases
2024	$126,624
2025	—
Total operating lease payment	$126,624

NOTE 7 – LEASES

As of June 30, 2023 and 2022, the Company has operating lease agreement for its office premises. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

Operating lease

The Company has entered into commercial operating leases for the use of office premises in Singapore. The lease has varying terms, escalation clauses and run for a period of three years with an option to renew the lease after that term.

When measuring lease liabilities for leases that were classified as operating leases as of June 30, 2023 and 2022, the Company discounted lease payments using its estimated borrowing rate of 5.25%.

Information pertaining to lease amounts recognized in financial statements is summarized as follows:

	June 30, 2023	June 30, 2022
Assets:
ROU asset	$220,261	$44,925
Liabilities:
Current:
Operating lease liabilities	$173,045	$36,385
Non-current
Operating lease liabilities	36,700	—
Total lease liabilities	$209,745	$36,385

Minimum lease payments for the Company’s operating lease liabilities were as follows for the twelve-month period ended June 30:

Operating leases
2023	$173,045
2024	36,700
2025	—
Total operating lease payment	$209,745